Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Warrants	Warrant LiabilitiesAs of March 31, 2022, there were 11,887,500 Public Warrants and 3,451,937 Private Placement Warrants outstanding. As of March 31, 2022 and December 31, 2021, the Company recorded warrant liabilities of $8.8 million and $11.2 million, respectively, in the consolidated balance sheets. For the three months ended March 31, 2022, the fair value of the Public Warrants and Private Placement Warrants decreased by $1.9 million and $0.5 million, respectively.	Warrants
Warrant units: In November 2018, in conjunction with OppFi-LLC entering into a senior secured multi-draw term loan, OppFi-LLC issued warrant units to the lender. The fair value of the warrant units was estimated using an option pricing model that used the following assumptions:

December 31, 2020
Expected term	3 years
Volatility	52.0%
Discount for lack of marketability	45.0%
Risk free rate	0.2%

The total proceeds were allocated on a relative fair value basis to the two instruments issued in conjunction, and the amount allocated to the warrant units also represented a discount to the debt, which is being amortized into interest expense over the term of the agreement.

As of December 31, 2020, the fair value of the warrant unit liability was $1.3 million and is included in accrued expenses in the consolidated balance sheets.

Prior to the Closing, the lender exercised the warrant units; accordingly, the warrant unit liability was remeasured to fair value. The fair value of the warrant unit liability was $5.5 million and was reclassified to additional paid-in capital. After the lender exercised the warrant units, there were no warrant units outstanding thereafter.

Public Warrants: As of December 31, 2021, there were 11,887,500 Public Warrants outstanding. Each whole Public Warrant entitles the registered holder to purchase one whole share of Class A Common Stock at a price of $11.50 per share. Pursuant to the Warrant Agreement, a holder of Public Warrants may exercise its warrants only for a whole number of shares of Class A Common Stock. This means that only a whole warrant may be exercised at any given time by a warrant holder. The Public Warrants will expire on July 20, 2026, five years after the Closing Date, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.
The Company may redeem the Public Warrants under the following conditions:

•In whole and not in part;
•At a price of $0.01 per warrant;
•Upon not less than 30 days’ prior written notice of redemption (“30-day redemption period”) to each warrant holder; and
•If, and only if, the reported last sale price of the Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.

The last of the redemption criterion discussed above prevent a redemption call unless there is at the time of the call a significant premium to the exercise price of the Public Warrants. If the foregoing conditions are satisfied and the Company issues a notice of redemption of the Public Warrants, each warrant holder will be entitled to exercise its warrant prior to the scheduled redemption date. However, the price of the Class A Common Stock may fall below the $18.00 redemption trigger price (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) as well as the $11.50 warrant exercise price after the redemption notice is issued.

Private Placement Warrants: As of December 31, 2021, there were 3,451,937 Private Placement Warrants outstanding, all of which are non-redeemable and may be exercised on a cashless basis so long as they continue to be held by their initial holders or their permitted transferees. The Private Placement Warrants are comprised of 2,539,437 warrants to purchase Class A Common Stock at $11.50 per share (“$11.50 Exercise Price Warrants”) and 912,500 warrants to purchase Class A Common Stock at $15.00 per share (“$15 Exercise Price Warrants”). The $11.50 Exercise Price Warrants expire simultaneously with the Public Warrants, except for certain of the $11.50 Exercise Price Warrants held by underwriters in the IPO (“Underwriter Warrants”) that expire on September 29, 2025 so long as they continue to be held by their initial holders or their permitted transferees. The $15 Exercise Price Warrants expire on July 20, 2031, ten years after the Closing Date, at 5:00 p.m., New York City time, so long as they continue to be held by their initial holders or their permitted transferees, and otherwise expire simultaneously with the Public Warrants.
Warrant liabilities: As of December 31, 2021, the Company recorded warrant liabilities of $11.2 million in the consolidated balance sheets. For the year ended December 31, 2021, the fair value of the Public Warrants decreased by $19.3 million. For the year ended December 31, 2021, the fair value of the Private Placement Warrants decreased by $7.1 million.